Federated Hermes Government Money Fund II Performance Management - Service Shares [Member] - Federated Hermes Government Money Fund II	Feb. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	The bar chart and performance table below reflect historical performance data for the Fund’s S class and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.For current performance information, contact your insurance company.
Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below reflect historical performance data for the Fund’s S class and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis.
Bar Chart Does Not Reflect Sales Loads [Text]	The total returns shown in the bar chart above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns shown would have been lower.
Bar Chart [Heading]	Federated Hermes Government Money Fund II – S Class
Bar Chart Closing [Text Block]	The total returns shown in the bar chart above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns shown would have been lower.Within the periods shown in the bar chart, the Fund’s S class highest quarterly return was 1.21% (quarter ended December 31, 2023). Its lowest quarterly return was 0.00% (quarter ended March 31, 2022).
Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative	The following table represents the Fund’s Average Annual Total Returns for the calendar period ended December 31, 2025.
Performance Table Closing [Text Block]	The Fund’s 7-Day Net Yield as of December 31, 2025, was 3.22%. You may go to FederatedHermes.com/us or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Money Market Seven Day Yield, Caption [Optional Text]	The Fund’s 7-Day Net Yield as of December 31, 2025
Money Market Seven Day Yield Phone	1-800-341-7400
Money Market Seven Day Yield	3.22%
S
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	1.21%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022